UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER 001 32860

CUSIP NUMBER

(Check One):	☐Form 10-K	☒ Form 20-F	☐Form 11-K	☐ Form 10-Q	☐ Form N-SAR	☐ Form N-CSR

For Period Ended: December 31, 2007

☐  Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read attached instruction sheet before preparing form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Full Name of Registrant

Shanghai Century Acquisition Corporation.
Former Name if Applicable

N/A
Address of Principal Executive Office (Street and Number)

23rd Floor, Shun Ho Tower
City, State and Zip Code

24-30 Ice House Street, Central, Hong Kong SAR, China

PART II

RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)
☒
(a)      The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)     The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or From N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
(c)      The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The report of Shanghai Century Acquisition Corporation (the “Company”) filed on Form 20-F for the year ended December 31, 2007 for the Company could not be filed within the prescribed time period because the Company is in the process of a voluntary liquidation and requires additional time to allow its liquidators to complete their  review.

PART IV

OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification
	Ronit Fischer	212	407-4816
	(Name)	(Area Code)	(Telephone Number)
(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).

			☒ Yes ☐ No
(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
			☒ Yes ☐ No
	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Shanghai Century Acquisition Corporation.
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date : July 2, 2008	By:	/s/ Franklin D. Chu
Name: Franklin D. Chu
Title: Co-Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

Attachment
Response to Part III
Explanation why a reasonable estimate of the change in results of operations from the corresponding period for the last fiscal year cannot be provided.

Shanghai Century Acquisition Corporation (the “Company”) is in the process of a voluntary liquidation. The Company’s Articles of Association provided that the Company would continue in existence only until April 28, 2008 (the “Termination Date”) and dissolve if the Company did not complete a business combination by such Termination Date.

On May 28, 2008, the directors of the Company filed a Notice of Dissolution and a Declaration of Solvency with the Cayman Island’ Registrar of Companies, in addition to publishing in the Cayman Islands’ Gazette, a notice to all possible creditors of the Company’s voluntary winding-up and distribution of assets.

On June 20, 2008 the Company notified holders of its outstanding ordinary shares of the upcoming special meeting of shareholders to be held on July 8, 2008 to consider and approve a proposal for the appointment of Cosimo Borrelli and Jacqueline Walsh, both of Borrelli Walsh Limited, to act jointly and severally as liquidators (“Liquidators”) of the Company with respect to the voluntary liquidation. As part of the liquidation process, the Liquidators will undertake an assessment of the Company’s books, records and other financial documents, for the purpose of establishing the Company’s creditors and evaluating their claims for payment. Approximately US $110,000,000 in net proceeds from the Company’s April, 2006 initial public offering, were deposited into a trust account. As of June 30, 2008, approximately US $114,504,000 (including interest) of the net proceeds were being held in the trust account.